UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.6%
37,531	HEICO Corp.	$1,679,888
89,331	LMI Aerospace, Inc. *	1,727,661
		3,407,549
Air Freight & Logistics - 0.9%
54,270	Hub Group, Inc. *	1,823,472

Auto Components - 2.4%
215,339	Gentherm, Inc. *	2,864,009
100,739	LKQ Corp. *	2,125,593
		4,989,602
Biotechnology - 1.4%
88,694	Cepheid *	2,998,744

Capital Markets - 1.5%
24,864	Affiliated Managers Group, Inc. *	3,236,050

Chemicals - 0.8%
19,888	Airgas, Inc.	1,815,576

Commercial Services & Supplies - 1.7%
52,011	Team, Inc. *	1,978,499
57,558	Tetra Tech, Inc. *	1,522,409
		3,500,908
Communications Equipment - 3.7%
81,320	Aruba Networks, Inc. *	1,687,390
101,179	Finisar Corp. *	1,649,218
124,205	NICE Systems Ltd. - ADR*	4,158,383
22,489	Oplink Communications, Inc. *	350,379
		7,845,370
Construction & Engineering - 4.0%
125,961	EMCOR Group, Inc. *	4,359,510
268,122	Primoris Services Corp.	4,032,555
		8,392,065
Distributors - 1.0%
52,263	Pool Corp.	2,211,770

Diversified Consumer Services - 1.2%
104,875	Grand Canyon Education, Inc. *	2,461,416

Electronic Equipment, Instruments & Components - 3.3%
35,165	Coherent, Inc. *	1,780,052
88,022	Fabrinet *	1,156,609
29,779	IPG Photonics Corp. *	1,984,771
33,687	OSI Systems, Inc. *	2,157,315
		7,078,747

Energy Equipment & Services - 5.2%
9,990	Core Laboratories NV	1,092,007
29,430	Dril-Quip, Inc. *	2,149,861
43,834	Hornbeck Offshore Services, Inc. *	1,505,260
52,847	Geospace Technologies Corp. *	4,696,513
170,934	Pacific Drilling SA *	1,613,617
		11,057,258
Financial Services - 0.7%
65,558	Cardtronics, Inc. *	1,556,347

Health Care Equipment & Services - 1.3%
75,287	Abaxis, Inc. *	2,793,148

Health Care Equipment & Supplies - 3.0%
58,612	Align Technology, Inc. *	1,626,483
167,981	Endologix, Inc. *	2,392,049
57,140	Haemonetics Corp. *	2,333,598
		6,352,130
Health Care Providers & Services - 13.2%
182,027	Brookdale Senior Living, Inc. *	4,608,924
64,407	Catamaran Corp. *	3,034,214
76,956	Centene Corp. *	3,155,196
73,332	MEDNAX, Inc. *	5,831,361
48,058	MWI Veterinary Supply, Inc. *	5,286,380
133,272	Team Health Holdings, Inc. *	3,834,235
47,000	Universal Health Services, Inc.	2,272,450
		28,022,760
Hotels, Restaurants & Leisure - 2.5%
28,082	BJ's Restaurants, Inc. *	923,898
88,433	Penn National Gaming, Inc. *	4,342,944
		5,266,842
Insurance - 1.1%
82,557	Amerisafe, Inc. *	2,249,678

Internet & Catalog Retail - 1.0%
73,431	Shutterfly, Inc. *	2,193,384

Internet Software & Services - 4.4%
129,475	Cornerstone OnDemand, Inc. *	3,823,397
30,302	DealerTrack Technologies, Inc. *	870,273
62,073	Demandware, Inc. *	1,695,834
143,271	Perficient, Inc. *	1,687,732
94,134	Web.com Group, Inc. *	1,393,183
		9,470,419
IT Services - 3.8%
125,168	Computer Task Group, Inc. *	2,281,813
65,788	MAXIMUS, Inc.	4,159,117
52,911	VeriFone Systems, Inc. *	1,570,399
		8,011,329

Machinery - 3.7%
35,902	CLARCOR, Inc.	1,715,398
16,999	Middleby Corp. *	2,179,442
82,068	Titan International, Inc.	1,782,517
58,212	Woodward, Inc.	2,219,623
		7,896,980
Metals & Mining - 2.1%
41,751	Carpenter Technology Corp.	2,155,604
44,391	Haynes International, Inc.	2,302,561
		4,458,165
Oil, Gas & Consumable Fuels - 0.6%
165,003	Solazyme, Inc. *	1,296,923

Pharmaceuticals - 3.1%
10,378	Impax Laboratories, Inc. *	212,645
166,242	Pacira Pharmaceuticals, Inc. *	2,904,248
149,322	ViroPharma, Inc. *	3,398,569
		6,515,462
Professional Services - 1.0%
88,152	Mistras Group, Inc. *	2,176,473

Road & Rail - 2.9%
52,496	Genesee & Wyoming, Inc. *	3,993,896
121,712	Roadrunner Transportation Systems, Inc.	2,207,855
		6,201,751
Semiconductors & Semiconductor Equipment - 8.1%
150,950	Diodes, Inc. *	2,618,982
408,223	Entropic Communications, Inc. *	2,159,500
39,935	Hittite Microwave Corp. *	2,479,963
135,872	OmniVision Technologies, Inc. *	1,913,078
63,616	Semtech Corp. *	1,841,683
186,156	Skyworks Solutions, Inc. *	3,778,967
78,235	Teradyne, Inc. *	1,321,389
240,320	TriQuint Semiconductor, Inc. *	1,163,149
		17,276,711
Software - 5.9%
65,218	ANSYS, Inc. *	4,391,780
57,699	Imperva, Inc. *	1,819,249
52,747	MICROS Systems, Inc. *	2,238,583
65,012	RealPage, Inc. *	1,402,309
92,760	Splunk, Inc. *	2,691,895
		12,543,816
Specialty Retail - 2.5%
52,399	Dick's Sporting Goods, Inc.	2,383,631
81,269	Monro Muffler Brake, Inc.	2,841,977
		5,225,608
Textiles, Apparel & Luxury Goods - 2.8%
66,455	Oxford Industries, Inc.	3,080,854
69,437	Wolverine World Wide, Inc.	2,845,528
		5,926,382

Trading Companies & Distributors - 2.6%
182,588	H&E Equipment Services, Inc.	2,751,601
37,561	Watsco, Inc.	2,813,319
		5,564,920
Wireless Telecommunication Services - 1.6%
47,597	SBA Communications Corp. - Class A *	3,380,339

TOTAL COMMON STOCKS
(Cost $165,346,915)		205,198,094

TRUST & PARTNERSHIP - 1.3%
Real Estate Investment Trust - 1.3%
108,905	LaSalle Hotel Properties	2,765,098

TOTAL TRUST & PARTNERSHIP
(Cost $2,899,814)		2,765,098

SHORT-TERM INVESTMENT - 1.9%
Money Market Fund - 1.9%
4,028,177	SEI Daily Income Trust Government Fund - Class B, 0.020%(1)	4,028,177

TOTAL SHORT-TERM INVESTMENT
(Cost $4,028,177)		4,028,177

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $172,274,906)		211,991,369
Other Assets in Excess of Liabilities - 0.2%		508,030
TOTAL NET ASSETS - 100.0%		$212,499,399

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$174,010,192
Gross unrealized appreciation	45,204,285
Gross unrealized depreciation	(7,223,108)
Net unrealized appreciation	$37,981,177

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principals (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$205,198,094	$-	$-	$205,198,094
Partnership & Trust	2,765,098	-	-	2,765,098
Short-Term Investment	4,028,177	-	-	4,028,177
Total Investments	$211,991,369	$-	$-	$211,991,369

TCM SMALL - MID CAP GROWTH

SCHEDULE OF INVESTMENTS at December 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.1%
65,456	BE Aerospace, Inc. *	$3,233,527
41,878	HEICO Corp.	1,874,459
		5,107,986
Air Freight & Logistics - 3.4%
59,298	C.H. Robinson Worldwide, Inc.	3,748,820
61,533	Expeditors International of Washington, Inc.	2,433,630
59,314	Hub Group, Inc. *	1,992,950
		8,175,400
Auto Components - 0.9%
96,150	LKQ Corp. *	2,028,765

Biotechnology - 1.4%
97,522	Cepheid *	3,297,219

Capital Markets - 1.3%
23,100	Affiliated Managers Group, Inc. *	3,006,465

Chemicals - 2.2%
28,847	Airgas, Inc.	2,633,443
39,263	Cytec Industries, Inc.	2,702,472
		5,335,915
Commercial Services & Supplies - 2.7%
96,263	Rollins, Inc.	2,121,636
27,523	Stericycle, Inc. *	2,567,070
54,621	Waste Connections, Inc.	1,845,644
		6,534,350
Communications Equipment - 5.0%
90,723	Aruba Networks, Inc. *	1,882,502
30,005	F5 Networks, Inc. *	2,914,986
161,026	Finisar Corp. *	2,624,724
131,990	NICE Systems Ltd. - ADR*	4,419,025
		11,841,237
Construction & Engineering - 1.2%
102,012	Quanta Services, Inc. *	2,783,908

Containers & Packaging - 0.8%
52,026	Crown Holdings, Inc. *	1,915,077

Distributors - 1.0%
56,838	Pool Corp.	2,405,384

Diversified Consumer Services - 1.2%
117,267	Grand Canyon Education, Inc. *	2,752,256

Electrical Equipment - 2.2%
85,526	AMTEK, Inc.	3,213,212
17,762	Roper Industries, Inc.	1,980,108
		5,193,320
Electronic Equipment, Instruments & Components - 4.3%
50,987	Amphenol Corp. - Class A	3,298,859
28,961	IPG Photonics Corp. *	1,930,250
81,564	Trimble Navigation Ltd. *	4,875,896
		10,105,005
Energy Equipment & Services - 4.7%
11,241	Core Laboratories NV	1,228,754
48,039	Hornbeck Offshore Services, Inc. *	1,649,659
44,761	Oceaneering International, Inc.	2,407,694
46,351	Geospace Technologies Corp. *	4,119,213
185,119	Pacific Drilling SA *	1,747,524
		11,152,844
Financial Services - 0.5%
46,010	Cardtronics, Inc. *	1,092,277

Food Products - 1.0%
27,577	The J. M. Smucker Co.	2,378,240

Health Care Equipment & Services - 1.7%
63,307	Sirona Dental Systems, Inc. *	4,080,769

Health Care Equipment & Supplies - 3.0%
67,244	Align Technology, Inc. *	1,866,021
30,323	Edwards Lifesciences Corp. *	2,734,225
61,027	Haemonetics Corp. *	2,492,343
		7,092,589
Health Care Providers & Services - 11.3%
194,345	Brookdale Senior Living, Inc. *	4,920,815
65,652	Catamaran Corp. *	3,092,866
80,783	Centene Corp. *	3,312,103
38,699	Henry Schein, Inc. *	3,113,722
80,276	MEDNAX, Inc. *	6,383,547
106,743	Team Health Holdings, Inc. *	3,070,996
59,405	Universal Health Services, Inc.	2,872,232
		26,766,281
Hotels, Restaurants & Leisure - 5.2%
6,763	Chipotle Mexican Grill, Inc. *	2,011,722
26,229	Darden Restaurants, Inc.	1,182,141
84,380	Hyatt Hotels Corp. *	3,254,537
119,264	Penn National Gaming, Inc. *	5,857,055
		12,305,455
Internet & Catalog Retail - 1.0%
79,139	Shutterfly, Inc. *	2,363,882

Internet Software & Services - 3.4%
135,693	Cornerstone OnDemand, Inc. *	4,007,014
15,531	DealerTrack Technologies, Inc. *	446,050
70,020	Demandware, Inc. *	1,912,947
108,436	Web.com Group, Inc. *	1,604,853
495	Workday, Inc. *	26,978
		7,997,842
IT Services - 0.8%
60,137	VeriFone Systems, Inc. *	1,784,866

Life Sciences Tools & Services - 1.4%
36,742	Waters Corp. *	3,200,963

Machinery - 5.2%
40,120	CLARCOR, Inc.	1,916,934
21,170	Middleby Corp. *	2,714,206
92,002	Titan International, Inc.	1,998,283
40,899	Westinghouse Air Brake Technologies Corp.	3,580,299
57,587	Woodward, Inc.	2,195,792
		12,405,514
Metals & Mining - 0.8%
36,597	Carpenter Technology Corp.	1,889,503

Pharmaceuticals - 2.2%
65,779	Forest Laboratories, Inc. *	2,323,314
11,851	Impax Laboratories, Inc. *	242,827
121,156	ViroPharma, Inc. *	2,757,511
		5,323,652
Real Estate Management & Development - 1.1%
30,200	Jones Lang Lasalle, Inc.	2,534,988

Road & Rail - 1.8%
57,081	Genesee & Wyoming, Inc. *	4,342,722

Semiconductors & Semiconductor Equipment - 8.1%
121,549	Avago Technologies Ltd.	3,848,241
43,455	Hittite Microwave Corp. *	2,698,556
74,270	Lam Research Corp. *	2,683,375
151,553	OmniVision Technologies, Inc. *	2,133,866
68,999	Semtech Corp. *	1,997,521
189,384	Skyworks Solutions, Inc. *	3,844,495
118,810	Teradyne, Inc. *	2,006,701
		19,212,755
Software - 6.8%
67,190	ANSYS, Inc. *	4,524,575
31,977	FactSet Research Systems, Inc.	2,815,895
121,903	Fortinet, Inc. *	2,568,496
57,624	MICROS Systems, Inc. *	2,445,562
104,531	Splunk, Inc. *	3,033,490
38,724	TIBCO Software, Inc. *	852,315
		16,240,333

Specialty Retail - 2.1%
58,882	Dick's Sporting Goods, Inc.	2,678,542
41,484	Tiffany & Co.	2,378,693
		5,057,235
Textiles, Apparel & Luxury Goods - 2.0%
37,555	Oxford Industries, Inc.	1,741,050
71,707	Wolverine World Wide, Inc.	2,938,553
		4,679,603
Trading Companies & Distributors - 2.8%
25,511	MSC Industrial Direct, Inc.	1,923,019
15,033	TransDigm Group, Inc.	2,049,900
34,848	Watsco, Inc.	2,610,115
		6,583,034
Wireless Telecommunication Services - 1.6%
53,205	SBA Communications Corp. - Class A *	3,778,619

TOTAL COMMON STOCKS
(Cost $192,473,468)		232,746,253

TRUST & PARTNERSHIP - 1.3%
Real Estate Investment Trust - 1.3%
121,780	LaSalle Hotel Properties	3,091,994

TOTAL TRUST & PARTNERSHIP
(Cost $3,242,096)		3,091,994

SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
1,392,378	SEI Daily Income Trust Government Fund - Class B, 0.020%(1)	1,392,378

TOTAL SHORT-TERM INVESTMENT
(Cost $1,392,378)		1,392,378

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $197,107,942)		237,230,625
Liabilities in Excess of Other Assets - (0.1)%		(245,901)
TOTAL NET ASSETS - 100.0%		$236,984,724

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Cost of investments	$198,285,784
Gross unrealized appreciation	44,886,672
Gross unrealized depreciation	(5,941,831)
Net unrealized appreciation	$38,944,841

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL - MID CAP GROWTH FUND
Summary of Fair Value Exposure at December 31, 2012 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principals (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$232,746,253	$-	$-	$232,746,253
Partnership & Trust	3,091,994	-	-	3,091,994
Short-Term Investment	1,392,378	-	-	1,392,378
Total Investments	$237,230,625	$-	$-	$237,230,625

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date            2/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric Falkeis, President

Date            2/26/13

By (Signature and Title)*               /s/  Patrick J. Rudnick
    Patrick J. Rudnick, Treasurer

Date            2/13/13

* Print the name and title of each signing officer under his or her signature.